DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	6 Months Ended
Sep. 30, 2025
Description Of Business And Nature Of Operations
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

1.	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Green Circle Decarbonize Technology Limited (the “Company”) was incorporated in the Cayman Islands with limited liability under the Companies Act of the Cayman Islands. The address of the registered office is P. O. Box 31119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, KY1 - 1205 Cayman Islands and the principal place of business of the Company is Unit 1809, Prosperity Place, 6 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.

The principal activity of the Company is investment holding and its subsidiary (the “Group”) is a provider of advanced energy saving solutions and consultancy services and construction services supported by proprietary phase change thermal energy storage materials and thermal engineering services. As an advocate of decarbonization, the subsidiary design, develop, and provide customised energy saving solutions that bring considerable economic benefits to our clients and reduce carbon emissions for a sustainable future.